UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               September 30, 2003

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         ShareInVest Research L.P.
Address:      c/o The Millburn Corporation
              1270 Avenue of the Americas
              New York, New York  10020

Form 13F File Number: 28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kenneth P. Pearlman
Title: Principal of ShareInVest Research L.P.
Phone: 212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman             New York, New York         November 7, 2003

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            35

Form 13F Information Table Value Total:      $121,795
                                           (thousands)

List of Other Included Managers:                None



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
                           FORM 13F INFORMATION TABLE

        COLUMN 1                COLUMN 2       COLUMN 3    COLUMN 4          COLUMN 5      COLUMN 6     COLUMN 7        COLUMN 8
        --------                --------       --------    --------     ----------------  ----------    --------   ----------------
                                                             VALUE      SHRS OR SH/ PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
     NAME OF ISSUER          TITLE OF CLASS      CUSIP     (X$1000)     PRN AMT PRN CALL  DISCRETION    MANAGERS   SOLE SHARED NONE
     --------------          --------------    ---------   --------     ----------------  ----------    --------   ----------------
ABERCROMBIE AND FITCH CO          CL A         002896207       554       20,000  SH          Sole          N/A      20,000
ALLIANCE GAMING CORP             COM NEW       01859P609     3,156      155,600  SH          Sole          N/A     155,600
AMERICAN AXLE & MFG HLDGS INC      COM         024061103    12,279      415,100  SH          Sole          N/A     415,100
AMERICAN EAGLE OUTFITTERS NEW      COM         02553E106     2,926      196,250  SH          Sole          N/A     196,250
BEST BUY INC                       COM         086516101     1,504       31,650  SH          Sole          N/A      31,650
BOYDS COLLECTION LTD               COM         103354106       694      153,900  SH          Sole          N/A     153,900
C H ROBINSON WORLDWIDE INC         COM         12541W100         7          200  SH          Sole          N/A         200
CARMAX, INC                        COM         143130102     1,454       44,534  SH          Sole          N/A      44,534
CENTEX CORP                        COM         152312104     3,248       41,700  SH          Sole          N/A      41,700
CIT GROUP                          COM         125581108     4,780      166,200  SH          Sole          N/A     166,200
COVENANT TRANS INC                CL A         22284P105     1,657       90,600  SH          Sole          N/A      90,600
DOLLAR GEN CORP                    COM         256669102     2,590      129,500  SH          Sole          N/A     129,500
DOLLAR TREE STORES INC             COM         256747106     1,906       56,800  SH          Sole          N/A      56,800
ETHAN ALLEN INTERIORS INC          COM         297602104     1,985       55,150  SH          Sole          N/A      55,150
GAP INC DEL                        COM         364760108     3,030      177,000  SH          Sole          N/A     177,000
GENENTECH INC                    COM NEW       368710406    12,518      156,200  SH          Sole          N/A     156,200
GOOD GUYS INC                      COM         382091106       796      400,000  SH          Sole          N/A     400,000
GRUPO TMM S A DE CV           SP ADR A SHS     40051D105       263       84,300  SH          Sole          N/A      84,300
HEARTLAND EXPRESS INC              COM         422347104     4,312      179,525  SH          Sole          N/A     179,525
HUNT J B TRANS SVCS INC            COM         445658107     4,091      156,200  SH          Sole          N/A     156,200
KNIGHT TRANSN INC                  COM         499064103     5,549      220,098  SH          Sole          N/A     220,098
KOHLS CORP                         COM         500255104     3,216       60,116  SH          Sole          N/A      60,116
LOWES COS INC                      COM         548661107     4,567       88,000  SH          Sole          N/A      88,000
MAGNA ENTMT CORP                  CL A         559211107     1,367      332,600  SH          Sole          N/A     332,600
MAXIM INTEGRATED PRODS INC         COM         57772K101     4,672      118,600  SH          Sole          N/A     118,600
MEDTRONIC INC                      COM         585055106     5,337      114,600  SH          Sole          N/A     114,600
OLD DOMINION FREIGHT LINE INC      COM         679580100     3,247      110,550  SH          Sole          N/A     110,550
RARE HOSPITALITY INTL INC          COM         753820109     8,785      352,650  SH          Sole          N/A     352,650
RYANAIR HLDGS PLC             SPONSORED ADR    783513104     5,655      139,800  SH          Sole          N/A     139,800
STAPLES INC                        COM         855030102     6,632      278,197  SH          Sole          N/A     278,197
SUPERTEX INC                       COM         868532102       784       43,700  SH          Sole          N/A      43,700
SWIFT TRANSN CO                    COM         870756103     1,135       50,000  SH          Sole          N/A      50,000
TOLL BROTHERS INC.                 COM         889478103       964       31,700  SH          Sole          N/A      31,700
TWEETER HOME ENTMT GROUP INC       COM         901167106     3,390      441,400  SH          Sole          N/A     441,400
URBAN OUTFITTERS INC               COM         917047102     2,705      103,800  SH          Sole          N/A     103,800

       TOTAL                                               121,795
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